Commitments and Contingencies (Details 1) $ in Millions	Dec. 31, 2014 USD ($)
Future minimum rental commitments under all non-cancellable operating lease agreements
2014	$ 546
Thereafter	2,206
Contractual Obligation	4,953
Gross rental commitments
Future minimum rental commitments under all non-cancellable operating lease agreements
2014	128
2015	115
2016	106
2017	91
2018	84
Thereafter	657
Contractual Obligation	1,181
Rentals from subleases
Future minimum rental commitments under all non-cancellable operating lease agreements
2014	(13)
2015	(13)
2016	(12)
2017	(7)
2018	(5)
Thereafter	(10)
Contractual Obligation	(60)
Net rental commitments
Future minimum rental commitments under all non-cancellable operating lease agreements
2014	115
2015	102
2016	94
2017	84
2018	79
Thereafter	647
Contractual Obligation	$ 1,121